Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial assets at fair value through profit or loss	$876,318	$12,080,736

Financial assets at fair value through other comprehensive income	—	11,585,477

Available-for-sale financial assets	20,636,332	—

Financial assets measured at cost	2,218,472	—

Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	81,670,212	83,655,648
Receivables	22,149,072	24,583,451
Refundable deposits	1,903,041	2,757,399
Other financial assets	2,645,003	2,320,037

Subtotal	108,367,328	113,316,535

Derivative financial instruments
Financial assets at fair value through profit or loss	31,605	3,561

Total	$132,130,055	$136,986,309

	As of December 31,
Financial Liabilities	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Non-derivative financial instruments
Financial liabilities measured at amortized cost
Short-term loans	$25,445,540	$13,103,808
Payables	24,274,413	23,559,548
Guarantee deposit (current portion included)	564,576	665,793
Bonds payable (current portion included)	48,517,631	41,378,182
Long-term loans (current portion included)	32,165,336	30,826,215
Other financial liabilities	20,486,119	20,523,099

Total	$151,453,615	$130,056,645

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity

The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2017
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$25,622,430	$—	$—	$—	$25,622,430
Payables	23,807,378	—	—	104,755	23,912,133
Guarantee deposits	95,085	14,071	29,876	425,544	564,576
Bonds payable	26,321,530	5,564,967	10,590,265	8,689,971	51,166,733
Long-term loans	3,855,962	8,728,249	13,397,515	13,450,444	39,432,170
Other financial liabilities	—	—	13,402,849	8,935,552	22,338,401

Total	$79,702,385	$14,307,287	$37,420,505	$31,606,266	$163,036,443

	As of December 31, 2018
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$13,171,811	$—	$—	$—	$13,171,811
Payables	23,088,071	199,788	—	—	23,287,859
Guarantee deposits	52,890	154,787	15,385	442,731	665,793
Bonds payable	3,000,855	23,187,913	8,484,393	8,563,021	43,236,182
Long-term loans	4,036,260	10,997,829	17,209,849	4,765,719	37,009,657
Other financial liabilities	112,744	—	17,477,984	4,369,730	21,960,458

Total	$43,462,631	$34,540,317	$43,187,611	$18,141,201	$139,331,760

Details of Forward Exchange Contracts

The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December 31, 2017: None.

As of December 31, 2018

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 28 million	December 10, 2018~January 7, 2019

Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy

Reconciliations for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss	Available-for-sale financial assets
	Option	Common stock	Funds	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$7,687,752	$942,296	$1,203,589	$9,833,637
Recognized in profit (loss)	31,605	(240,037)	(64,515)	(14,364)	(318,916)
Recognized in other comprehensive income (loss)	—	(551,004)	26,269	(32,081)	(556,816)
Acquisition	—	170,457	266,992	429,627	867,076
Disposal	—	(244,970)	—	—	(244,970)
Return of Capital	—	—	(6,369)	—	(6,369)
Transfer to Level 3	—	87,830	—	342,832	430,662
Transfer out of Level 3	—	(181,637)	—	—	(181,637)
Exchange effect	—	(34,072)	(47,264)	(64,193)	(145,529)

As of December 31, 2017	$31,605	$6,694,319	$1,117,409	$1,865,410	$9,677,138

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income (loss)
	Option	Common stock	Preferred stock	Funds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$31,605	$3,832,537	$2,994,294	$1,183,940	$8,042,376	$3,350,694	$233,326	$3,584,020
Recognized in profit (loss)	(31,605)	(3,356)	(394,931)	69,827	(360,065)	—	—	—
Recognized in other comprehensive loss	—	—	—	—	—	(115,520)	(49,300)	(164,820)
Acquisition	—	140,338	630,626	577,347	1,348,311	—	—	—
Disposal	—	(468,337)	(310,025)	—	(778,362)	—	—	—
Return of capital	—	(22,954)	—	—	(22,954)	—	—	—
Transfer to Level 3	—	22,050	—	—	22,050	—	—	—
Transfer out of Level 3	—	(442,138)	—	—	(442,138)	—	—	—
Exchange effect	—	19,551	51,564	18,674	89,789	—	—	—

As of December 31, 2018	$—	$3,077,691	$2,971,528	$1,849,788	$7,899,007	$3,235,174	$184,026	$3,419,200

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy

Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follow:

As of December 31, 2017
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	20%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2017 by NT$401 million.

As of December 31, 2018
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	15%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit or loss and other comprehensive income (loss) for the year ended December 31, 2018 by NT$309 million and by NT$241 million, respectively.

Recurring fair value measurement [member]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$663,138	$22,175	$31,605	$716,918
Financial assets at fair value through profit or loss, noncurrent	174,760	16,245	—	191,005
Available-for-sale financial assets, noncurrent	10,959,194	—	9,677,138	20,636,332

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$493,481	$34,969	$—	$528,450
Financial assets at fair value through profit or loss, noncurrent	3,612,243	44,597	7,899,007	11,555,847
Financial assets at fair value through other comprehensive income, noncurrent	8,166,277	—	3,419,200	11,585,477

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Assets and Liabilities Measured and Recorded at Fair Value

The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2017

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$49,342,714	$31,422,772	$17,919,942	$—	$48,517,631
Long-term loans (current portion included)	32,165,336	—	32,165,336	—	32,165,336

As of December 31, 2018

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$41,714,368	$23,929,019	$17,785,349	$—	$41,378,182
Long-term loans (current portion included)	30,826,215	—	30,826,215	—	30,826,215